Schedule of Investments (unaudited)

February 28, 2026

City National Rochdale Strategic Credit Fund

Type of Security Weightings†:

†Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [90.6%]
Cayman Islands [74.6%]
AIMCO CLO Equity, Ser 2021-15A, Cl SUB
16.429%, 04/17/38(A)(B)	$10,685	$5,129
ALM 2020 CLO Equity, Ser 2020-1A, Cl SUB
15.372%, 10/15/29(A)(B)	5,025	1
Apidos CLO Equity
20.387%, 10/18/31(A)	2,903	1,016
Apidos CLO XXIV Equity, Ser 2016-24A, Cl SUB
5.884%, 10/20/30(A)(B)	5,500	385
Apidos CLO XXVIII Equity, Ser 2017-28A, Cl SUB
11.759%, 10/20/38(A)(B)	2,000	520
Apidos CLO XXXII Equity, Ser 2019-32A, Cl SUB
11.406%, 01/20/33(A)(B)	4,400	2,455
Apidos CLO XXXV Equity, Ser 2021-35A, Cl SUB
14.132%, 04/20/34(A)(B)	500	180
Ares LXII CLO Equity, Ser 2021-62A, Cl SUB
6.539%, 01/25/34(A)(B)	1,500	510
Barings CLO Equity, Ser 2020-4A, Cl SUB
13.592%, 10/20/37(A)(B)	11,812	3,662
Battalion CLO XVI Equity, Ser 2019-16A, Cl SUB
10.772%, 01/20/38(A)(B)	5,971	1,552
Benefit Street Partners CLO XXXVI Equity, Ser 2024-36A, Cl SUB
9.637%, 01/25/38(A)(B)	6,000	3,584
BlueMountain CLO, Ser 2017-2A, Cl FR
12.181%, TSFR3M + 8.512%, 10/22/30(B)(C)	1,003	314
BlueMountain CLO XXII Equity, Ser 2018-22A, Cl SUB
17.397%, 07/15/31(A)(B)	3,500	120
BlueMountain CLO XXIII Equity, Ser 2018-23A, Cl SUB
14.531%, 07/20/37(A)(B)	9,500	2,090
BlueMountain Fuji US CLO II Equity, Ser 2017-2A, Cl SUB
16.194%, 10/20/30(A)(B)	1,500	14

Description	Face Amount (000)	Value (000)
BlueMountain Fuji US CLO III Equity, Ser 2017-3A, Cl SUB
0.000%, 01/15/30(A)(B)	$4,225	$38
Buckhorn Park CLO Equity
15.694%, 07/18/34(A)	3,500	1,155
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A, Cl INC
2.485%, 04/17/31(A)(B)	500	7
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A, Cl SUB
33.055%, 07/20/31(A)(B)	613	—
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A, Cl SUB
12.124%, 03/31/38(A)	7,250	3,190
Carlyle US CLO Equity, Ser 2017-2A, Cl SUB
13.654%, 07/20/37(A)(B)	12,750	1,785
Carlyle US CLO Equity, Ser 2017-5A, Cl SUB
0.000%, 01/20/30(A)(B)	13,500	1
Carlyle US CLO Equity, Ser 2018-1A, Cl SUB
14.057%, 04/20/31(A)(B)	600	10
Dryden 40 Senior Loan Fund CLO, Ser 2018-40A, Cl FR
11.774%, TSFR3M + 8.122%, 08/15/31(B)(C)	500	61
Dryden 64 CLO, Ser 2018-64A, Cl E
9.529%, TSFR3M + 5.862%, 04/18/31(B)(C)	500	447
Dryden 75 CLO Equity, Ser 2019-75A, Cl SUB
229.990%, 04/14/34(A)(B)	2,430	389
Dryden 93 CLO Equity, Ser 2021-93A, Cl SUB
6.384%, 01/15/38(A)(B)	18,963	5,120
Dryden 95 CLO Equity, Ser 2021-95A, Cl SUB
13.891%, 08/20/34(A)(B)	3,250	910
Eaton Vance CLO Equity, Ser 2020-1A, Cl SUB
5.182%, 10/15/37(A)(B)	6,920	1,851
Eaton Vance CLO Equity, Ser 2022-1A, Cl SUB
14.154%, 01/20/38(A)(B)	2,285	835
Elmwood IX CLO Equity, Ser 2021-2A, Cl SUB
18.209%, 04/20/38(A)(B)	11,505	5,340
Elmwood Warehouse
0.000%, (A)(D)	12,600	13,579
Flatiron CLO 18 Equity, Ser 2018-1A, Cl SUB
9.759%, 04/17/31(A)(B)	750	—

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (unaudited)

February 28, 2026

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Flatiron CLO 25 Equity, Ser 2024-2A, Cl SUB
6.309%, 10/17/37(A)(B)	$15,500	$8,248
Flatiron CLO 34 Warehouse
0.000%, (A)(D)	350	356
Flatiron RR CLO 30 Equity, Ser 2025-30A, Cl ISUB
11.293%, 04/15/38(A)(B)	1,500	1,068
Generate CLO Equity, Ser 2024-16A, Cl SUB
0.000%, 07/20/37(A)(B)	2,500	1,075
Greenwood Park CLO Equity, Ser 2018-1A, Cl SUB
8.255%, 04/15/31(A)(B)	12,075	483
Greywolf CLO VII Equity, Ser 2018-2A, Cl SUB
5.628%, 10/20/31(A)(B)	3,430	926
LCM XV CLO, Ser 2014-15, Cl ER
10.429%, TSFR3M + 6.762%, 07/20/30(B)(C)	4,250	3,279
LCM XXII CLO, Ser 2018-22A, Cl DR
9.429%, TSFR3M + 5.762%, 10/20/28(B)(C)	1,091	738
LCM XXIII CLO, Ser 2016-23A, Cl D
10.979%, TSFR3M + 7.312%, 10/20/29(B)(C)	509	338
LCM XXV CLO, Ser 2017-25A, Cl E
10.329%, TSFR3M + 6.662%, 07/20/30(B)(C)	752	373
Magnetite XL CLO Equity, Ser 2024-40A, Cl SUB
3.979%, 07/15/37(A)(B)	20,136	11,679
Magnetite XLIX Warehouse
0.000%, (A)(D)	9,600	10,479
Magnetite XVI CLO Equity, Ser 2015-16A, Cl SUB
18.604%, 01/18/28(A)(B)	750	23
Midocean Credit CLO IX Equity, Ser 2018-9A, Cl INC
0.000%, 07/20/31(A)(B)	750	—
Milos CLO Equity
0.000%, 10/20/30(A)	3,000	45
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A, Cl SUB
14.999%, 10/23/37(A)(B)	18,680	5,417
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A, Cl SUB
16.745%, 04/15/35(A)(B)	8,750	2,275
Neuberger Berman CLO Equity, Ser 2021-42A, Cl SUB
13.230%, 07/16/36(A)	2,000	980

Description	Face Amount (000)	Value (000)
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A, Cl INC
15.050%, 10/18/38(A)(B)	$1,032	$299
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A, Cl INC
10.982%, 07/15/38(A)(B)	1,070	246
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A, Cl SUB
14.593%, 10/16/37(A)(B)	580	220
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A, Cl SUB
13.194%, 01/20/37(A)(B)	9,250	4,255
Niagara Park CLO Equity, Ser 2019-1A, Cl SUB
13.693%, 01/17/38(A)(B)	750	338
Octagon 55 CLO Equity, Ser 2021-1A, Cl SUB
14.336%, 03/20/38(A)(B)	2,020	521
Octagon Investment Partners 26 CLO, Ser 2016-1A, Cl ER
9.334%, TSFR3M + 5.662%, 07/15/30(B)(C)	3,125	2,612
Octagon Investment Partners CLO, Ser 2018-18A, Cl D
9.443%, TSFR3M + 5.772%, 04/16/31(B)(C)	500	461
Octagon Investment Partners CLO 47 Equity, Ser 2020-1A, Cl SUB
12.104%, 07/20/34(A)(B)	2,964	800
Octagon Investment Partners CLO Equity, Ser 2018-1A, Cl SUB
13.017%, 01/20/31(A)(B)	2,250	6
Octagon Investment Partners XXII CLO, Ser 2014-1A, Cl ERR
9.381%, TSFR3M + 5.712%, 01/22/30(B)(C)	3,400	3,192
Rockford Tower CLO Equity, Ser 2018-1A, Cl SUB
19.253%, 05/20/31(A)(B)	2,500	25
Rockford Tower CLO Equity, Ser 2021-1A, Cl SUB
0.905%, 07/20/34(A)(B)	4,100	1,230
Rockford Tower CLO Equity, Ser 2021-2A, Cl SUB
3.441%, 07/20/34(A)(B)	4,750	855

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (unaudited)

February 28, 2026

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
RR 3 CLO Equity, Ser 2018-3A, Cl PREF
0.000%, 01/15/30(A)	$3,750	$37
Shackleton CLO, Ser 2013-3A, Cl ER
9.814%, TSFR3M + 6.142%, 07/15/30(B)(C)	3,000	2,616
Shackleton CLO, Ser 2013-IV-R, Cl D
9.763%, TSFR3M + 6.112%, 04/13/31(B)(C)	1,350	1,245
Shackleton CLO, Ser 2014-5RA, Cl E
10.072%, TSFR3M + 6.412%, 05/07/31(B)(C)	2,850	2,484
Shackleton CLO, Ser 2017-11A, Cl E
10.214%, TSFR3M + 6.562%, 08/15/30(B)(C)	3,266	2,413
Shackleton CLO Equity, Ser 2019-14A, Cl SUB
13.506%, 07/20/34(A)(B)	4,000	1,760
Sound Point CLO Equity, Ser 2025-2A, Cl SUB
16.832%, 04/15/38(A)(B)	14,100	7,614
Sound Point CLO II, Ser 2013-1A, Cl B2R
9.430%, TSFR3M + 5.762%, 01/26/31(B)(C)	599	418
Sound Point CLO III-R, Ser 2013-2RA, Cl E
9.934%, TSFR3M + 6.262%, 04/15/29(B)(C)	739	735
Sound Point CLO IX, Ser 2019-2A, Cl ERR
10.729%, TSFR3M + 7.062%, 07/20/32(B)(C)	2,176	677
Sound Point CLO VIII-R, Ser 2019-1RA, Cl E
10.534%, TSFR3M + 6.862%, 04/15/30(B)(C)	2,009	1,231
Sound Point CLO V-R, Ser 2018-1RA, Cl E
10.029%, TSFR3M + 6.362%, 07/18/31(B)(C)	1,438	951
Sound Point CLO XIX, Ser 2018-1A, Cl E
9.584%, TSFR3M + 5.912%, 04/15/31(B)(C)	3,900	2,751
Sound Point CLO XIX Equity, Ser 2018-1A, Cl SUB
0.000%, 04/15/31(A)(B)	4,500	2
Sound Point CLO XVI, Ser 2017-2A, Cl E
10.030%, TSFR3M + 6.362%, 07/25/30(B)(C)	3,569	2,390
Sound Point CLO XVII Equity, Ser 2017-3A, Cl SUB
15.568%, 10/20/30(A)(B)	8,500	129

Description	Face Amount (000)	Value (000)
Sound Point CLO XVIII, Ser 2017-4A, Cl D
9.429%, TSFR3M + 5.762%, 01/21/31(B)(C)	$3,500	$2,183
Sound Point CLO XX, Ser 2018-2A, Cl E
9.930%, TSFR3M + 6.262%, 07/26/31(B)(C)	3,000	2,056
Sound Point CLO XXI Equity, Ser 2018-3A, Cl SUB
0.000%, 10/26/31(A)(B)	1,000	4
Sounds Point CLO IV-R, Ser 2013-3RA, Cl E
10.179%, TSFR3M + 6.512%, 04/18/31(B)(C)	1,000	414
Southwick Park CLO Equity, Ser 2019-4A, Cl SUB
15.729%, 07/20/32(A)(B)	2,000	353
Steele Creek CLO, Ser 2016-1A, Cl ER
9.735%, TSFR3M + 6.012%, 06/15/31(B)(C)	1,500	889
Steele Creek CLO, Ser 2017-1A, Cl E
10.134%, TSFR3M + 6.462%, 10/15/30(B)(C)	1,900	1,135
Steele Creek CLO, Ser 2018-1A, Cl E
9.684%, TSFR3M + 6.012%, 04/15/31(B)(C)	4,000	2,417
Steele Creek CLO Equity, Ser 2014-1RA, Cl SUB
4.459%, 04/21/31(A)(B)	21,168	2
Steele Creek CLO Equity, Ser 2017-1A, Cl SUB
19.915%, 10/15/30(A)(B)	2,500	—
Symphony CLO XXVI Equity, Ser 2021-26A, Cl SUB
13.348%, 04/20/33(A)(B)	6,500	65
Tallman Park CLO Equity, Ser 2021-1A, Cl SUB
14.896%, 07/20/38(A)(B)	14,425	4,809
TCW CLO Equity, Ser 2021-1A, Cl SUB
10.054%, 01/20/38(A)(B)	12,980	3,245
Upland CLO Equity, Ser 2016-1A, Cl SUB
33.330%, 04/20/31(A)	2,500	174
Venture 31 CLO, Ser 2018-31A, Cl E
9.239%, TSFR3M + 5.572%, 04/20/31(B)(C)	1,850	524
Venture 32 CLO, Ser 2018-32A, Cl E
9.679%, TSFR3M + 6.012%, 07/18/31(B)(C)	1,369	393

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (unaudited)

February 28, 2026

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Venture 36 CLO, Ser 2019-36A, Cl E
10.849%, TSFR3M + 7.182%, 04/20/32(B)(C)	$3,700	$997
Venture 37 CLO, Ser 2019-37A, Cl E
10.884%, TSFR3M + 7.212%, 07/15/32(B)(C)	1,000	555
Venture 38 CLO, Ser 2019-38A, Cl E
10.899%, TSFR3M + 7.232%, 07/30/32(B)(C)	1,500	714
Venture XXX CLO, Ser 2017-30A, Cl E
10.234%, TSFR3M + 6.562%, 01/15/31(B)(C)	1,500	647
Wellfleet CLO Equity, Ser 2020-2A, Cl SUB
0.000%, 07/15/34(A)	5,000	1
York CLO 2 Equity, Ser 2015-1A, Cl SUB
15.696%, 10/22/37(A)(B)	750	143
Jersey [12.9%]
AIMCO CLO 17 Equity, Ser 2022-17A, Cl SUB
0.000%, 07/20/37(A)	10,250	5,945
AIMCO CLO 21, Ser 2024-21A, Cl F
10.168%, TSFR3M + 6.500%, 04/18/37(B)(C)	1,250	1,193
AIMCO CLO 21, Ser 2024-21A, Cl SUB
2.714%, 04/18/37(A)(B)	10,750	6,235
Apidos CLO XL Equity, Ser 2022-40A, Cl SUB
14.715%, 07/15/37(A)	2,250	1,339
Generate CLO Equity, Ser 2024-15A, Cl SUB
0.000%, 07/20/37(A)(B)	12,500	4,500
Neuberger Berman Loan Advisers CLO 55 Equity, Ser 2024-55A, Cl SUB
9.332%, 04/22/38(A)(B)	1,000	560
Neuberger Berman Loan Advisers NBLA CLO 53 Equity, Ser 2023-53A, Cl SUB
9.496%, 10/24/37(A)(B)	4,100	2,583
Wehle Park CLO Equity, Ser 2014-1RA, Cl SUB
8.642%, 04/21/35(A)	19,785	7,080
United States [3.1%]
Flatiron CLO 23 Equity, Ser 2023-1A, Cl SUB
13.098%, 04/17/36(A)(B)	1,100	638
Flatiron RR CLO 22 Equity, Ser 2021-2A, Cl SUB
13.057%, 10/15/34(A)(B)	8,750	4,725

Description	Face Amount (000)/Shares	Value (000)
Green Lakes Park CLO, Ser 2019-2A, Cl SUB
20.732%, 01/25/38(A)(B)	$3,000	$1,680
Total Asset-Backed Securities
(Cost $290,029)		204,743
Short-Term Investment [9.1%]
SEI Daily Income Trust Government Fund, Cl Institutional, 3.480%**	20,679,845	20,680
Total Short-Term Investment
(Cost $20,680)		20,680
Total Investments [99.7%]
(Cost $310,709)		$225,423

Percentages are based on net assets of $226,117 (000).

**	The rate reported is the 7-day effective yield as of February 28, 2026.
(A)	Level 3 security in accordance with fair value hierarchy. The rate reported is the effective yield as of February 28, 2026.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $159,367 (000), representing 70.5% of the net assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	This is a CLO warehouse position, which is a loan accumulation vehicle. Loan accumulation vehicles are financing structures intended to aggregate loans that may be used to form the basis of a CLO. Total as of February 28, 2026 was $24,414 (000).

Cl — Class

CLO — Collateralized Loan Obligation

Ser — Series

TSFR3M — 3 Month Term Secured Overnight Financing Rate

The following is a list of the inputs used as of February 28, 2026, in valuing the

Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$43,845	$160,898	$204,743
Short-Term Investment	20,680	—	—	20,680
Total Investments in Securities	$20,680	$43,845	$160,898	$225,423

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

CNR-QH-004-1500

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND